SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—103.2%
Pennsylvania—81.9%
$ 30,000 Aliquippa School District, Series 2010, GO Bonds	4.000%	12/01/2030	$30,036
1,750,000 Aliquippa School District, Series 2018, Ref. GO
Bonds	4.000	12/01/2041	1,915,147
570,000 Allegheny (County of), PA Higher Education
Building Authority (Carlow University), Series
2011 , RB	6.000	11/01/2021	606,930
1,125,000 Allegheny (County of), PA Higher Education
Building Authority (Carlow University), Series
2011 , RB	6.750	11/01/2031	1,241,696
1,000,000 Allegheny (County of), PA Higher Education
Building Authority (Chatham University), Series
2012 A, RB	5.000	09/01/2035	1,060,160
195,000 Allegheny (County of), PA Higher Education
Building Authority (Robert Morris University),
Series 1998 A, Ref. RB	6.000	05/01/2028	224,751
2,250,000 Allegheny (County of), PA Higher Education
Building Authority (Robert Morris University),
Series 2010 A, RB	5.500	10/15/2030	2,313,495
3,650,000 Allegheny (County of), PA Higher Education
Building Authority (Robert Morris University),
Series 2010 A, RB	5.750	10/15/2040	3,751,616
615,000 Allegheny (County of), PA Higher Education
Building Authority (Robert Morris University),
Series 2017, RB	5.000	10/15/2037	697,816
1,500,000 Allegheny (County of), PA Higher Education
Building Authority (Robert Morris University),
Series 2017, RB	5.000	10/15/2047	1,676,535
12,500,000 Allegheny (County of), PA Hospital Development
Authority (Allegheny Health Network Obligated
Group Issue), Series 2018 A, Ref. RB	5.000	04/01/2047	14,644,375
270,000 Allegheny (County of), PA Industrial Development
Authority (Propel Charter School - East), Series
2010 C, RB	5.900	08/15/2026	276,936
1,200,000 Allegheny (County of), PA Industrial Development
Authority (Propel Charter School - East), Series
2010 C, RB	6.375	08/15/2035	1,229,412
1,500,000 Allegheny (County of), PA Industrial Development
Authority (Propel Charter School - Sunrise), Series
2013 , RB	6.000	07/15/2038	1,592,745
700,000 Allegheny (County of), PA Industrial Development
Authority (Propel Charter School-Montour), Series
2010 A, RB	6.750	08/15/2035	718,956
9,085,000 Allegheny (County of), PA Redevelopment
Authority (Pittsburgh Mills), Series 2004, RB	5.600	07/01/2023	9,026,583
1,200,000 Allegheny (County of), PA Residential Finance
Authority (Allegheny Independence House
Apartments), Series 2007 B, RB	6.100	01/20/2043	1,204,620

1 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,545,000	Allegheny (County of), PA Residential Finance
	Authority (Broadview Manor Apartments), Series
	2007 A, RB	5.950%	01/20/2043	$1,548,770
1,550,000	Allegheny (County of), PA Residential Finance
	Authority (Versailles-Archer Apartments), Series
	2007 C, RB	6.160	01/20/2043	1,556,091
11,500,000	Allegheny (County of), PA, Series 2016 C76, GO
	Bonds	5.000	11/01/2041	13,486,165
4,960,000	Allegheny (County of), PA, Series 2018 C-77, GO
	Bonds	5.000	11/01/2043	6,040,338
4,000,000	Allentown (City of), PA Neighborhood
	Improvement Zone Development Authority (City
	Center), Series 2018, RB	5.375	05/01/2042	4,489,560
1,250,000	Allentown City School District, Series 2018 B,
	GO Bonds	5.000	06/01/2036	1,454,487
1,255,000	Allentown City School District, Series 2018 B,
	GO Bonds	5.000	06/01/2037	1,456,653
375,000	Berks (County of), PA Industrial Development
	Authority (Highlands at Wyomissing), Series 2017
	A, Ref. RB	5.000	05/15/2037	430,717
500,000	Berks (County of), PA Industrial Development
	Authority (Highlands at Wyomissing), Series 2017
	A, Ref. RB	5.000	05/15/2042	566,745
600,000	Berks (County of), PA Industrial Development
	Authority (Highlands at Wyomissing), Series 2017
	A, Ref. RB	5.000	05/15/2047	675,846
13,400,000	Berks County, PA IDA (THlth/RHosp/BHospital/
	CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000	11/01/2047	15,207,209
6,500,000	Berks County, PA Municipal Authority (Tower
	Health)[1]	5.500	11/01/2031	6,558,776
1,750,000	Bethlehem (City of), PA, Series 2011 A, Ref. GO
	Bonds	6.500	12/01/2032	1,888,600
3,000,000	Bethlehem Area School District, Series 2015 A,
	GO Bonds	5.000	08/01/2035	3,506,370
950,000	Centre (County of), PA Hospital Authority (Mt.
	Nittany Medical Center), Series 2011, RB	6.250	11/15/2041	1,042,568
2,000,000	Centre (County of), PA Hospital Authority, Series
	2011 , RB	7.000	11/15/2046	2,221,660
2,830,000	Cheltenham (Town of), PA, Series 2018, GO
	Bonds	4.000	07/01/2048	2,946,851
2,000,000	Chester (County of), PA Health & Education
	Facilities Authority, Series 2017 A, Ref. RB	5.000	10/01/2052	2,332,100
1,000,000	Chester (County of), PA Industrial Development
	Authority, Series 2013 A, RB	5.000	08/01/2035	1,080,510
1,000,000	Clairton (City of), PA Municipal Authority, Series
	2012 B, RB	5.000	12/01/2037	1,080,200
2,310,000	Clarion (County of), PA Industrial Development
	Authority, Series 2014 A, RB	5.000	07/01/2034	2,446,891

2 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$1,000,000 Clarion (County of), PA Industrial Development
Authority, Series 2014 A, RB	5.000%	07/01/2045	$1,044,240
1,220,000 Clarion (County of), PA Industrial Development
Authority, Series 2014, Ref. RB	5.000	07/01/2024	1,335,632
2,430,000 Clarion (County of), PA Industrial Development
Authority, Series 2014, Ref. RB	5.000	07/01/2029	2,617,013
3,500,000 Clarion (County of), PA Industrial Development
Authority, Series 2014, Ref. RB	5.000	07/01/2033	3,737,510
4,500,000 Commonwealth Financing Authority, Series 2018,
RB	5.000	06/01/2035	5,448,330
2,750,000 Cumberland (County of), PA Municipal Authority
(Asbury Pennsylvania Obligated Group), Series
2012, Ref. RB	5.250	01/01/2041	2,842,207
1,565,000 Cumberland (County of), PA Municipal Authority,
Series 2018, Ref. RB	5.000	07/01/2031	1,723,879
3,210,000 Cumberland (County of), PA Municipal Authority,
Series 2018, Ref. RB	5.000	07/01/2035	3,501,468
905,000 Dallas Area Municipal Authority, Series 2019,
Ref. RB	5.000	05/01/2039	1,027,573
3,440,000 Dallas Area Municipal Authority, Series 2019,
Ref. RB	5.000	05/01/2048	3,851,665
45,000 Delaware (County of), PA Authority, Series 1993
A, RB	5.375	11/15/2023	46,234
1,150,000 Delaware (County of), PA Authority, Series 2010,
RB	5.000	10/01/2025	1,185,454
1,250,000 Delaware (County of), PA Authority, Series 2010,
RB	5.250	10/01/2031	1,279,487
5,225,000 Delaware (County of), PA Authority, Series 2012,
RB	5.250	10/01/2032	5,280,594
1,425,000 Delaware (County of), PA Authority, Series 2016,
Ref. RB	5.000	10/01/2031	1,597,254
2,305,000 Delaware (County of), PA Authority, Series 2016,
Ref. RB	5.000	10/01/2035	2,559,841
1,750,000 Delaware (County of), PA Authority, Series 2017,
Ref. RB	5.000	06/01/2037	1,906,292
1,980,000 Delaware (County of), PA Industrial Development
Authority, Series 2016 A, RB	5.125	06/01/2046	2,107,453
1,250,000 East Hempfield (Township of), PA Industrial
Development Authority (Student Services, Inc.
Student Housing), Series 2013, RB	5.000	07/01/2035	1,341,975
1,000,000 East Hempfield (Township of), PA Industrial
Development Authority, Series 2013, RB	5.000	07/01/2030	1,083,580
820,000 East Hempfield (Township of), PA Industrial
Development Authority, Series 2015, RB	5.000	07/01/2030	921,975
1,060,000 East Hempfield (Township of), PA Industrial
Development Authority, Series 2015, RB	5.000	07/01/2035	1,178,317
5,000,000 Erie (City & County of), PA City Water Authority,
Series 2014, Ref. RB	5.000	12/01/2049	5,722,550

3 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$1,280,000 Erie (City & County of), PA City Water Authority,
Series 2018 A, Ref. RB	5.000%		12/01/2043	$1,556,275
1,000,000 Erie (City of), PA Higher Education Building
Authority, Series 2010 A, RB	5.375		05/01/2030	1,013,730
2,565,000 Erie (City of), PA Higher Education Building
Authority, Series 2010 A, RB	5.500		05/01/2040	2,597,627
7,840,000 Erie (City of), PA Higher Education Building
Authority, Series 2013, RB	5.000		05/01/2038	8,436,781
370,000 Franklin (County of), PA Industrial Development
Authority (Menno-Haven, Inc. ), Series 2019, RB	5.000		12/01/2039	406,882
510,000 Franklin (County of), PA Industrial Development
Authority (Menno-Haven, Inc. ), Series 2019, RB	5.000		12/01/2049	555,319
1,000,000 Franklin (County of), PA Industrial Development
Authority (Menno-Haven, Inc. ), Series 2019, RB	5.000		12/01/2054	1,084,910
17,715,000 Geisinger, PA Authority (Geisinger Health System),
Series A-1, RB1	5.000		02/15/2045	20,742,146
15,000 Langhorne Manor (Borough of), PA Higher
Education & Health Authority, Series 2013, RB	4.000		11/15/2033	15,018
4,764,260 Lehigh (County of), PA General Purpose Authority
(Kidspeace Obligation Group), Series 2014 A, RB	7.500		02/01/2044	4,786,223
2,747,774 Lehigh (County of), PA General Purpose Authority
(Kidspeace Obligation Group), Series 2014 B, RB	0.000	[2]	02/01/2044	1,306,484
2,721,970 Lehigh (County of), PA General Purpose Authority
(Kidspeace Obligation Group), Series 2014 C, RB3	0.000		02/01/2044	735
5,000,000 Luzerne County Industrial Development Authority,
Series 2009, RB	7.750		12/15/2027	5,010,750
4,000,000 Montgomery (County of), PA Higher Education &
Health Authority (Thomas Jefferson University),
Series 2018 A, Ref. RB	5.000		09/01/2048	4,711,640
300,000 Montgomery (County of), PA Industrial
Development Authority, Series 2010, RB	6.500		12/01/2025	331,305
11,075,000 Montgomery (County of), PA Industrial
Development Authority, Series 2016, Ref. RB	5.000		11/15/2036	12,844,785
4,500,000 Northampton (County of), PA General Purpose
Authority (LaFayette College), Series 2017, Ref.
RB	5.000		11/01/2047	5,363,595
7,785,000 Northampton (County of), PA General Purpose
Authority (St. Luke's University Health Network),
Series 2018 A, Ref. RB	4.000		08/15/2048	8,308,775
2,860,000 Northampton (County of), PA General Purpose
Authority, Series 2012, RB	5.000		07/01/2031	3,067,636
2,250,000 Northampton (County of), PA General Purpose
Authority, Series 2016, Ref. RB	5.000		10/01/2036	2,583,045
14,826,610 Northampton (County of), PA Industrial
Development Authority, Series 2013 A, RB4,5,6	5.000		12/31/2023	3,706,652
3,585,109 Northampton (County of), PA Industrial
Development Authority, Series 2013, RB4,5,6	5.000		12/31/2023	896,277
120,000 Octorara Area School District, Series 2009 B, GO
Bonds	4.250		06/01/2022	120,275

4 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$3,000,000 Pennsylvania (State of) Economic Development
Financing Authority (Philadelphia Biosolids
Facility), Series 2009, RB	6.250%	01/01/2032	$3,052,890
3,000,000 Pennsylvania (State of) Economic Development
Financing Authority, Series 2012, RB	5.000	03/01/2029	3,181,770
8,500,000 Pennsylvania (State of) Economic Development
Financing Authority, Series 2015, RB	5.000	06/30/2042	9,648,010
535,000 Pennsylvania (State of) Higher Educational
Facilities Authority (AICUP Financing Program-Del
Valley College), Series 2012, RB	5.000	11/01/2042	546,155
3,500,000 Pennsylvania (State of) Higher Educational
Facilities Authority (Edinboro University
Foundation), Series 2010, RB	6.000	07/01/2043	3,598,455
1,400,000 Pennsylvania (State of) Higher Educational
Facilities Authority (Shippensburg University
Student Services), Series 2012, RB	5.000	10/01/2035	1,550,346
3,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority (University of Pennsylvania
Health), Series 2019, RB7	4.000	08/15/2049	3,307,650
30,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2002, RB	5.000	03/01/2022	30,090
3,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2010, RB	5.800	07/01/2030	3,081,120
1,750,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2011 JJ2, RB	6.000	11/01/2031	1,910,650
2,250,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2011 JJ2, RB	6.250	11/01/2041	2,467,170
3,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2011, RB	6.000	10/01/2031	3,263,520
7,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2011, RB	6.250	10/01/2043	7,646,380
1,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2012 A, RB	5.000	01/01/2029	1,048,950
750,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2012 A, Ref. RB	5.000	07/01/2041	823,530
1,300,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2012 KK1, RB	5.375	05/01/2042	1,383,226
2,650,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2012, RB	5.000	05/01/2029	2,809,689
1,000,000 Pennsylvania (State of) Higher Educational
Facilities Authority, Series 2014, Ref. RB	5.000	07/15/2038	1,093,850
5,000,000 Pennsylvania (State of) Public School Building
Authority (Harrisburg Area Community College),
Series 2011, RB	5.000	10/01/2031	5,198,050
3,500,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000	04/01/2027	3,810,275
4,410,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000	04/01/2028	4,800,947

5 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$3,000,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000%		04/01/2029	$3,265,950
250,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2012 , RB	5.000		04/01/2030	272,163
3,750,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016 A, Ref. RB	5.000		06/01/2027	4,538,363
8,795,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016 A, Ref. RB	5.000		06/01/2032	10,334,389
4,800,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016, Ref. RB	5.000		06/01/2036	5,587,056
200,000 Pennsylvania (State of) Public School Building
Authority (Philadelphia School District), Series
2016, Ref. RB	5.000		06/01/2036	248,114
10,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2009 E, RB	6.375	[2]	12/01/2038	12,986,300
900,000 Pennsylvania (State of) Turnpike Commission,
Series 2010 A-2, RB	5.500	[2]	12/01/2034	938,871
4,100,000 Pennsylvania (State of) Turnpike Commission,
Series 2010 A-2, Ref. RB	5.500	[2]	12/01/2034	4,277,079
610,000 Pennsylvania (State of) Turnpike Commission,
Series 2010 B-2, RB	6.000	[2]	12/01/2034	639,292
570,000 Pennsylvania (State of) Turnpike Commission,
Series 2010 B-2, RB	6.000	[2]	12/01/2034	597,371
2,820,000 Pennsylvania (State of) Turnpike Commission,
Series 2010 B-2, RB	6.000	[2]	12/01/2034	2,955,416
2,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2014 A-1, RB	5.000		12/01/2032	2,286,860
500,000 Pennsylvania (State of) Turnpike Commission,
Series 2015 B, RB	5.000		12/01/2030	590,835
1,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2015 B, RB	5.000		12/01/2031	1,179,380
5,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2017 A, RB	5.500		12/01/2042	6,006,500
1,050,000 Pennsylvania (State of) Turnpike Commission,
Series 2017 A-1, RB	5.000		12/01/2035	1,276,601
6,000,000 Pennsylvania (State of) Turnpike Commission,
Series 2018 A-2, RB	5.000		12/01/2048	7,241,640
1,430,000 Pennsylvania State University, Series 2016 A, RB	5.000		09/01/2041	1,705,490
2,500,000 Pennsylvania State University, Series 2017 A, RB	5.000		09/01/2047	3,009,925
3,620,000 Philadelphia (City of), PA (Philadelphia Gas Works
Co. ), Series 2017 15, Ref. RB	5.000		08/01/2047	4,231,273
2,730,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2005 A, RB	5.625		07/01/2035	2,733,658

6 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$1,640,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2006, RB	6.250%	05/01/2033	$1,503,322
2,040,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2010 A, IDR	5.375	06/15/2030	2,069,356
4,000,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2010 A, IDR	5.625	06/15/2042	4,053,400
1,000,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2010, RB	5.750	11/15/2030	1,021,010
2,000,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2013 A-1, RB	6.750	06/15/2033	2,214,240
3,090,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2013 A-1, RB	7.000	06/15/2043	3,410,773
4,165,000 Philadelphia (City of), PA Authority for Industrial
Development, Series 2017, RB	5.000	12/01/2058	4,620,651
250,000 Philadelphia (City of), PA Housing Authority,
Series 2002 A, RB	5.000	12/01/2021	250,828
1,300,000 Philadelphia (City of), PA Housing Authority,
Series 2017, RB	5.000	05/01/2039	1,506,895
2,415,000 Philadelphia (City of), PA Housing Authority,
Series 2017, RB	5.000	05/01/2042	2,782,805
3,335,000 Philadelphia (City of), PA Housing Authority,
Series 2017, RB	5.000	05/01/2047	3,816,374
2,500,000 Philadelphia (City of), PA Industrial Development
Authority (Architecture & Design Charter High
School), Series 2013, RB6	6.125	03/15/2043	2,500,000
450,000 Philadelphia (City of), PA Industrial Development
Authority (Discovery Charter School), Series
2012 , RB	5.875	04/01/2032	461,894
500,000 Philadelphia (City of), PA Industrial Development
Authority (Discovery Charter School), Series
2012 , RB	6.250	04/01/2042	512,540
500,000 Philadelphia (City of), PA Industrial Development
Authority (Global Leadership Academy Charter
School), Series 2010, RB	6.375	11/15/2040	511,370
13,365,000 Philadelphia (City of), PA Industrial Development
Authority (Thomas Jefferson University), Series
2017 A, Ref. RB	5.000	09/01/2047	15,366,542
25,000 Philadelphia (City of), PA Parking Authority, Series
1999 A, RB	5.250	02/15/2029	25,083
6,260,000 Philadelphia (City of), PA, Series 2011, GO Bonds	6.500	08/01/2041	6,478,975
1,895,000 Philadelphia (City of), PA, Series 2017 A, RB	5.000	10/01/2052	2,242,012
3,500,000 Philadelphia (City of), PA, Series 2017 A, Ref. GO
Bonds	5.000	08/01/2035	4,240,670
18,700,000 Philadelphia (City of), PA, Series 2017 B, Ref. RB	5.000	07/01/2047	21,785,313
7,000,000 Philadelphia (City of), PA, Series 2018 A, RB	5.000	10/01/2053	8,422,750
15,665,000 Philadelphia (City of), PA, Series 2019 B, RB	5.000	11/01/2049	19,132,604
10,000,000 Philadelphia School District, Series 2016 F, Ref.
GO Bonds	5.000	09/01/2028	11,931,100

7 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Pennsylvania (Continued)
$10,000,000 Philadelphia School District, Series 2016 F, Ref.
GO Bonds	5.000%		09/01/2029	$11,882,900
1,000,000 Philadelphia School District, Series 2016 F, Ref.
GO Bonds	5.000		09/01/2032	1,177,350
2,640,000 Pittsburgh (City of), PA Urban Redevelopment
Authority, Series 2007, RB	6.130		01/20/2043	2,648,501
4,000,000 Pottsville (City of), PA Hospital Authority, Series
2016 B, Ref. RB	5.000		07/01/2041	4,649,720
900,000 Reading (City of), PA Housing Authority, Series
2010 , RB	5.625		06/01/2042	918,630
2,895,000 Reading (City of), PA Housing Authority, Series
2010 , RB	5.875		06/01/2052	2,957,793
1,500,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2037	1,768,005
1,500,000 Reading School District, Series 2017, Ref. GO
Bonds	5.000		03/01/2038	1,757,310
820,000 Scranton School District, Series 2017 E, Ref. GO
Bonds	5.000		12/01/2034	986,116
750,000 Scranton School District, Series 2017 E, Ref. GO
Bonds	5.000		12/01/2035	899,618
1,000,000 Southcentral Pennsylvania General Authority,
Series 2015, Ref. RB	5.000		12/01/2029	1,173,080
4,780,000 State Public School Building Authority
(Philadelphia School District), Series 2012, RB	5.000		04/01/2032	5,203,747
1,350,000 Susquehanna Area Regional Airport Authority,
Series 2017, Ref. RB	5.000		01/01/2038	1,551,812
2,000,000 West Shore Area Authority, Series 2011 B, RB	5.625		01/01/2032	2,166,020
1,835,000 West Shore Area Authority, Series 2011, RB	6.500		01/01/2041	1,940,035
2,000,000 Westmoreland (County of), PA Municipal
Authority, Series 2016, Ref. RB	5.000		08/15/2038	2,316,980
2,600,000 Wilkes-Barre Area School District, Series 2016 B,
GO Bonds	5.000		08/01/2034	3,078,010
2,125,000 Wilkes-Barre Area School District, Series 2016 B,
GO Bonds	5.000		08/01/2036	2,504,525
				568,612,212

U. S. Possessions—21.3%
17,000,000 Children's Trust Fund, Series 2002, RB	5.500		05/15/2039	17,300,900
53,320,000 Children's Trust Fund, Series 2005 A, RB	7.591	[8]	05/15/2050	7,608,764
501,500,000 Children's Trust, Series 2008 A, RB	7.622	[8]	05/15/2057	24,749,025
185,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000		10/01/2023	203,282
235,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000		10/01/2024	258,192
420,000 Guam (Territory of) Power Authority, Series 2012
A, Ref. RB	5.000		10/01/2030	458,359
700,000 Guam Housing Corp. , Series 1998 A, RB	5.750		09/01/2031	720,699
1,065,000 Northern Mariana Island (Commonwealth of)
Ports Authority, Series 1998 A, RB	6.250		03/15/2028	1,035,712

8 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$795,000 Northern Mariana Island Ports Authority, Series
1998 A, RB	6.600%		03/15/2028	$799,595
355,000 Northern Mariana Islands (Commonwealth of),
Series 2007 B, Ref. GO Bonds	5.000		10/01/2022	355,266
1,700,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2008 A, RB	6.125	[2]	07/01/2024	1,840,250
3,000,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.125		07/01/2037	3,131,250
810,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.250		07/01/2029	851,512
1,460,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	5.750		07/01/2037	1,560,433
1,005,000 Puerto Rico (Commonwealth of) Aqueduct &
Sewer Authority, Series 2012 A, RB	6.000		07/01/2047	1,071,581
6,000,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2005 SS, Ref. RB	5.000		07/01/2025	6,144,780
1,450,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2007 TT, RB3	5.000		07/01/2032	1,112,875
1,435,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 AAA-RSA-1, RB3	5.250		07/01/2024	1,101,363
2,445,000 Puerto Rico (Commonwealth of) Electric Power
Authority, Series 2010 XX, RB3	5.250		07/01/2040	1,876,538
10,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 1998 A, RB3	5.000		07/01/2038	4,112
965,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2002 D, RB	5.000		07/01/2032	986,857
1,000,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 AA-2, Ref.
RB3	5.300		07/01/2035	862,500
325,000 Puerto Rico (Commonwealth of) Highway &
Transportation Authority, Series 2003 H, Ref. RB3	5.000		07/01/2028	133,656
1,250,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2006, RB	5.000		03/01/2036	1,250,338
125,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB	5.125		04/01/2032	126,673
185,000 Puerto Rico (Commonwealth of) Industrial Tourist
Educational Medical & Environmental Control
Facilities Financing Authority, Series 2012, Ref. RB	5.375		04/01/2042	187,313
270,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2005 B, RB3	5.000		07/01/2041	55,687
1,400,000 Puerto Rico (Commonwealth of) Infrastructure
Financing Authority, Series 2007 A, RB3	6.500		10/01/2037	283,500
1,015,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2002 D, RB3	5.250		07/01/2036	867,825
3,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2007 M, Ref. RB3	10.000		07/01/2034	2,782,500

9 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$1,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2007 M-2, Ref. RB	10.000%[9]		07/01/2035	$1,058,980
1,265,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.000		07/01/2019	1,088,849
1,500,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.500		07/01/2030	1,323,750
1,000,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2009 P, Ref. RB3	6.750		07/01/2036	888,750
2,070,000 Puerto Rico (Commonwealth of) Public Buildings
Authority, Series 2011 S, RB3	6.000		07/01/2041	1,769,850
7,405,000 Puerto Rico (Commonwealth of), Series 2001,
GO Bonds	5.125		07/01/2030	7,611,303
15,000 Puerto Rico (Commonwealth of), Series 2003
C-7, Ref. GO Bonds	6.000		07/01/2027	15,453
2,185,000 Puerto Rico (Commonwealth of), Series 2004 A,
GO Bonds[3]	5.000		07/01/2029	1,671,525
120,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds[3]	5.750		07/01/2038	90,600
1,250,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. GO Bonds[3]	6.000		07/01/2039	968,750
1,000,000 Puerto Rico (Commonwealth of), Series 2009 B,
Ref. RB3	6.500		07/01/2037	780,000
9,745,000 Puerto Rico (Commonwealth of), Series 2009 C,
Ref. GO Bonds[3]	6.000		07/01/2039	7,406,200
3,000,000 Puerto Rico (Commonwealth of), Series 2011 A,
GO Bonds[3]	5.750		07/01/2041	2,167,500
790,000 Puerto Rico (Commonwealth of), Series 2011 A,
Ref. GO Bonds[3]	6.000		07/01/2028	590,525
9,000,000 Puerto Rico (Commonwealth of), Series 2011 C,
Ref. GO Bonds[3]	5.750		07/01/2036	6,367,500
5,725,000 Puerto Rico Public Finance Corp. , Series 2011
B, RB3	5.500		08/01/2031	217,550
298,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	3.973	[8]	07/01/2024	261,301
569,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.259	[8]	07/01/2027	453,311
590,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.500		07/01/2034	630,657
298,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.550		07/01/2040	308,499
555,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.560	[8]	07/01/2029	411,127
2,190,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.750		07/01/2053	2,266,322
716,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	4.839	[8]	07/01/2031	490,195
5,537,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.000		07/01/2058	5,818,003

10 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$5,940,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.090%[8]		07/01/2033	$3,773,326
6,242,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.605	[8]	07/01/2051	1,223,744
7,662,000 Puerto Rico Sales Tax Financing Corp. , Series
2018 A-1, RB	5.763	[8]	07/01/2046	2,025,603
3,033,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.329		07/01/2040	3,082,256
91,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.536		07/01/2053	92,459
1,216,000 Puerto Rico Sales Tax Financing Corp. , Series
2019 A-2, RB	4.784		07/01/2058	1,254,255
1,255,000 Tobacco Settlement Financing Corp. , Series 2001,
RB	5.000		05/15/2031	1,257,548
2,195,000 Tobacco Settlement Financing Corp. , Series 2006,
RB	6.497	[8]	05/15/2035	722,857
4,150,000 Tobacco Settlement Financing Corp. , Series 2006,
RB	6.872	[8]	05/15/2035	1,248,071
7,000,000 Tobacco Settlement Financing Corp. , Series 2006,
RB	7.622	[8]	05/15/2035	2,105,180
3,235,000 University of Puerto Rico, Series 2006 P, Ref. RB	5.000		06/01/2030	3,214,781
1,300,000 University of Puerto Rico, Series 2006 Q, RB	5.000		06/01/2030	1,291,875
2,500,000 Virgin Islands (Government of) Public Finance
Authority, Series 2014 C, Ref. RB	5.000		10/01/2039	2,476,550
				148,146,342
Total Municipal Bonds and Notes (Cost $695,949,116)				716,758,554

Total Investments, at Value (Cost $695,949,116) —103.2%				716,758,554
Floating Rate Note Obligations—(4.0)
Notes with interest and fee rates ranging from 1.13% to 1.30% at 11/30/2019 and contractual
maturities of collateral ranging from 11/01/2031 to 11/01/2047				(27,980,000)
Net Other Assets (Liabilities) —0.8				5,974,781
Net Assets—100.0%				$694,753,335

Footnotes to Schedule of Investments
1. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
4. Interest or dividend is paid-in-kind, when applicable.
5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
6. The value of this security was determined using significant unobservable inputs.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. Zero coupon bond reflects effective yield on the original acquisition date.

11 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (Continued)
9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:
BHospital	Brandywine Hospital
CHH	Chestnut Hill Hospital
GO	General Obligation
IDA	Industrial Devel. Agency
JH	Jennersville Hospital
PHospital	Phoenixville Hospital
PottsH	Pottstown Hospital
RB	Revenue Bonds
Ref.	Refunding
RHosp	Reading Hospital
RSA	Rocketship Spark Academy
THlth	Tower Health

12 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

 Note 1 – Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of November 30, 2019.
The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$ 561,509,283	$7,102,929	$568,612,212
U. S. Possessions	—	148,146,342	—	148,146,342
Total Assets	$—	$ 709,655,625	$7,102,929	$716,758,554

13 INVESCO OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND